Equipment loans receivable	12 Months Ended
Dec. 31, 2014
Equipment loan Receivable
7. Equipment loans receivable

On December 20, 2013, Echo entered into an agreement for the purchase of two portfolios of leases for a combined total purchase price of $17,800,000. One of the portfolios consists of approximately $6,600,000 of equipment loans receivable. The loans accrue interest at a rate of 10%. The notes mature on various dates through October 2017. For the years ended December 31, 2014 and 2013, the Partnership earned interest income of $537,072 and $19,682, respectively.

On March 28, 2014, Echo II entered into an agreement with the same party as the Echo transaction for the purchase of two portfolios of leases for a combined total purchase price of $21,863,000. One of the portfolios consists of approximately $12,400,000 of equipment loans receivable. The loans accrue interest at a rate of 10%. The notes mature on various dates through October 2017. For the year ended December 31, 2014, the Partnership earned interest income of $893,741.

During the year ended December 31, 2014, Echo II sold various equipment loans receivable lease schedules to third parties for total cash proceeds of $626,505, a receivable of $1,090,240 and elimination of related outstanding debt of $2,810,908. The net book value of these leases at the time of sale was $4,470,220 which resulted in the Partnership recognizing a gain of $57,433.

The composition of the equipment loans receivable in the Echo and Echo II transactions as of December 31, 2014 and 2013 is as follows:

Description	Maturity Date	Balance December 31, 2014	Balance December 31, 2013
Furniture and fixtures	6/30/16 – 4/30/18	$1,179,460	$36,860
Fitness	3/31/15	10,514	34,209
Computers	6/30/14 – 9/30/17	456,905	104,008
Forklifts and fuels cells	3/31/14 – 10/31/17	4,498,279	5,510,245
Industrial	9/30/15 – 12/31/17	1,898,917	57,060
Machine tools	9/30/15	918,445	42,221
Medical and research equipment	1/31/15 – 12/31/17	2,436,958	746,163
Total		$11,399,479	$6,530,766

The future principal maturities of the Partnership’s equipment loans receivable at December 31, 2014 are as follows:

Years ending December 31,
2015	$3,643,350
2016	3,312,790
2017	2,555,143
2018	1,818,656
2019	69,540
Total	$11,399,479

SQN AIF IV, GP LLC [Member]
Equipment loan Receivable

7. Equipment loans receivable

On December 20, 2013, Echo entered into an agreement for the purchase of two portfolios of leases for a combined total purchase price of $17,800,000. One of the portfolios consists of approximately $6,600,000 of equipment loans receivable. The loans accrue interest at a rate of 10%. The notes mature on various dates through October 2017. For the years ended December 31, 2014 and 2013, the Fund earned interest income of $537,072 and $19,682, respectively.

On March 28, 2014, Echo II entered into an agreement with the same party as the Echo transaction for the purchase of two portfolios of leases for a combined total purchase price of $21,863,000. One of the portfolios consists of approximately $12,400,000 of equipment loans receivable. The loans accrue interest at a rate of 10%. The notes mature on various dates through October 2017. For the year ended December 31, 2014, the Fund earned interest income of $893,741.

During the year ended December 31, 2014, Echo II sold various equipment loans receivable lease schedules to third parties for total cash proceeds of $626,505, a receivable of $1,090,240 and elimination of related outstanding debt of $2,810,908. The net book value of these leases at the time of sale was $4,470,220 which resulted in the Fund recognizing a gain of $57,433.

The composition of the equipment loans receivable in the Echo and Echo II transactions as of December 31, 2014 and 2013 is as follows:

Description	Maturity Date	Balance December 31, 2014	Balance December 31, 2013
Furniture and fixtures	6/30/16 – 4/30/18	$1,179,460	$36,860
Fitness	3/31/15	10,514	34,209
Computers	6/30/14 – 9/30/17	456,905	104,008
Forklifts and fuels cells	3/31/14 – 10/31/17	4,498,279	5,510,245
Industrial	9/30/15 – 12/31/17	1,898,917	57,060
Machine tools	9/30/15	918,445	42,221
Medical and research equipment	1/31/15 – 12/31/17	2,436,958	746,163
Total		$11,399,479	$6,530,766

The future principal maturities of the Fund’s equipment loans receivable at December 31, 2014 are as follows:

Years ending December 31,
2015	$3,643,350
2016	3,312,790
2017	2,555,143
2018	1,818,656
2019	69,540
Total	$11,399,479